Intangible Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes to Financial Statements
Intangible Assets

Intangible assets consist of costs incurred to establish the TruXmart Tri-Fold and Smart Fold patent technology as well as costs incurred to develop the Company's website. The patent was issued August 26, 2014. The patent will be amortized on a straight-line basis over its useful life of 25 years. As the website was not yet complete as at March 31, 2015, the Company has not amortized the website during the period ended March 31, 2015.

	March 31, 2015
	Cost	Accumulated Amortization	Net	December 31, 2014 Net

Patent	$7,718	$238	$7,480	$7,589
Website	3,110	-	3,110	-

	$10,828	$238	$10,590	$7,589

Intangible assets consist of costs incurred to establish the TruXmart Tri-Fold and Smart Fold patent technology. The patent was issued August 26, 2014. The patent will be amortized on a straight-line basis over its useful life of 25 years.

	2014			2013
	Cost	Accumulated Amortization	Net	Net

Patent	$7,718	$129	$7,589	$7,718